Annual Total Returns[BarChart] - DWS Emerging Markets Fixed Income Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.85%)	18.24%	(5.22%)	(1.95%)	(6.94%)	9.15%	8.95%	(6.52%)	14.31%	4.47%